Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2023
Long-term Investments and Receivables, Net [Abstract]
Summary of Long-Term Investment
The Company’s long-term investments consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Equity method investments	6,783	7,494
Available-for-sale investments	74,866	68,011
Equity securities with readily determinable fair values	670	102

Total	82,319	75,607

Summary of Available-For-Sale Debt Investments
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value
Unlisted debt securities	76,000	—	(1,134)	—	74,866

The following table summarizes the Company’s
available-for-sale
debt investments as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value
Unlisted debt securities	76,000	—	(7,561)	(428)	68,011

Summary of Equity Securities With Readily Determinable Fair Values
Equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2022:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Listed company	1,292	—	(622)	670

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2023:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Listed company	1,292	—	(1,190)	102